Expense Example - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptive Communications ETF - Fidelity Disruptive Communications ETF	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628